Changes in level 3 assets measured at fair value (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Assets, Fair Value Disclosure [Abstract]
Fair value of plan assets at end of year	$ 656,131	$ 579,523
Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair value of plan assets at beginning of year	2,511	2,491
Defined Benefit Plan, Actual Return on Plan Assets Still Held	(223)	101
Defined Benefit Plan, Purchases, Sales, and Settlements	(154)	(81)
Fair value of plan assets at end of year	2,134	2,511
Private Equity Investment [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair value of plan assets at beginning of year	937	836
Defined Benefit Plan, Actual Return on Plan Assets Still Held	(223)	101
Fair value of plan assets at end of year	$ 714	$ 937